INVESTMENTS IN AND ADVANCES TO AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AND ADVANCES TO AFFILIATES

15. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The Company had the following investments in and advances to affiliates at December 31:

	December 31,
	2011	2012
Cinemark — Core Pacific, Ltd. (Taiwan) — investment, at cost — 14% interest	$1,383	$1,383
Other	160	(146)

Total	$1,543	$1,237